Prepayments and Oher Receivables, Net - Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	¥ 935
Balance	2,358	¥ 935
Prepayments and Other Receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance	935		¥ 390
Current period provision	6,293	1,525	4,600
Current period write-off	(4,870)	(590)	¥ (4,990)
Balance	¥ 2,358	¥ 935